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                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                        VAN KAMPEN U.S. GOVERNMENT TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN U.S. GOVERNMENT FUND
                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                               COMSTOCK PORTFOLIO
                              ENTERPRISE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                              GOVERNMENT PORTFOLIO
                             MONEY MARKET PORTFOLIO
                           STRATEGIC STOCK PORTFOLIO
                   SUPPLEMENT DATED SEPTEMBER 14, 2000 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE